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May 4, 2005


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      ICM Series Trust
         File Nos.  333-40819; 811-08507
         CIK:  0001049629

Ladies and Gentlemen:

On behalf of ICM Series Trust, a Massachusetts business trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the form of Prospectus for ICM/Isabelle Small Cap Value Fund dated May 2, 2005 does not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 29, 2005, accession number 0001275125-05-000222.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6116.

Sincerely,

/s/ Margaret Gallardo-Cortez

Margaret Gallardo-Cortez
Citigroup Global Transaction Services


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